Investment Securities - Proceeds from Sales and Maturities of Investment Securities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Proceeds from sales of investment securities	$ 17,267	$ 69,977	$ 248,664	$ 269,205
Proceeds from maturities of investment securities	265	32,101	63,751	55,635
Gross realized gains	16	7	1,117	114
Gross realized losses	(77)		(3)	(3)
Net realized (losses) gains	$ (61)	$ 7	$ 1,114	$ 111